Business Combinations - Schedule of Intangible Assets Acquired and Estimated Useful Lives (Details) $ in Thousands	Sep. 28, 2025 USD ($)
Schedule of Intangible Assets Acquired and Estimated Useful Lives [Line Items]
Amount	$ 25,922
Customer related intangible [Member]
Schedule of Intangible Assets Acquired and Estimated Useful Lives [Line Items]
Useful life (in years)	1 year
Amount	$ 9,279
Trademark - Sunder [Member]
Schedule of Intangible Assets Acquired and Estimated Useful Lives [Line Items]
Useful life (in years)	5 years
Amount	$ 2,427
Developed technology - Sunder [Member]
Schedule of Intangible Assets Acquired and Estimated Useful Lives [Line Items]
Useful life (in years)	5 years
Amount	$ 14,216